EMPLOYEE BENEFIT PLANS (Fair Value of Assets of the Company's Qualified Plan) (Detail) - Pension Benefits [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 197.4	$ 143.4	$ 121.7
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	197.4	143.4
Level 1 [Member] | Domestic Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	47.8	34.8
Level 1 [Member] | Developed International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	29.5	19.2
Level 1 [Member] | Global Low Volatility Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	16.9	11.4
Level 1 [Member] | Emerging Market Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	14.9	10.3
Level 1 [Member] | Fixed-Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	74.9	59.7
Level 1 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	8.3	7.9
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 5.1	$ 0.1